CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of Capital Management [Abstract]
Schedule of invested capital	We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Partnership Capital	$30,109	$34,016
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(20,485)	(23,661)
Deficit	5,063	4,419
Accumulated other comprehensive income	(1,062)	(1,161)
Ownership changes and other	(587)	(581)
Invested Capital	$13,038	$13,032
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2024 and 2023:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Opening balance	$13,035	$12,287	$13,032	$12,281
Issuance of limited partnership units	3	2	6	8
Ending balance	$13,038	$12,289	$13,038	$12,289
Weighted Average Invested Capital	$13,035	$12,287	$13,034	$12,284